Other Real Estate Owned (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Real Estate Owned Details
Other real estate owned, net	$ 2,019	$ 1,934	$ 1,953
Transfers from loans	897	1,718	2,972
Reclassification to buildings		(20)
Proceeds from sales	(1,604)	(1,259)	(3,015)
Gains on sales	122	51	279
Write-downs	(926)	(405)	(255)
Other real estate owned, net	$ 508	$ 2,019	$ 1,934